LEASE OBLIGATIONS - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE OBLIGATIONS
Beginning of year	$ 3,173	$ 1,401
Additions	484	2,300
Interest expense (note 7(a))	156	87
Lease payments	(1,125)	(661)
Due to changes in exchange rates	220	46
End of year	2,908	3,173
Current (note 12)	915	846
Non-current	1,993	2,327
Lease liabilities	$ 2,908	$ 3,173